Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Cash Dividends Declared per Share	The following table presents total dividends declared per share of common stock:

	Year Ended December 31,
	2023	2022	2021
Cash dividends declared per share	$2.08	$2.00	$1.86

Summary of Non-Cumulative Perpetual Preferred Stock	The following table presents a summary of the non-cumulative perpetual preferred stock as of December 31, 2023:

Preferred Stock Issue (Dollars in millions)	Issuance Date		Earliest Redemption Date	Liquidation Amount	Carrying Amount	Dividend Rate		Dividend Payments
Series I	12/6/2019	(1)	12/15/2024	$173	$168	Variable	(2)	Quarterly
Series J	12/6/2019	(1)	12/15/2024	103	92	Variable	(3)	Quarterly
Series L	12/6/2019	(1)	12/15/2024	750	766	Variable	(4)	Quarterly	(9)
Series M	12/6/2019	(1)	12/15/2027	500	516	5.125%	(5)	Semi-annually	(10)
Series N	7/29/2019		9/1/2024	1,700	1,683	4.800	(6)	Semi-annually
Series O	5/27/2020		6/1/2025	575	559	5.250		Quarterly
Series P	6/1/2020		12/1/2025	1,000	992	4.950	(7)	Semi-annually
Series Q	6/19/2020		9/1/2030	1,000	992	5.100	(8)	Semi-annually
Series R	8/3/2020		9/1/2025	925	905	4.750		Quarterly
Total				$6,726	$6,673
(1)Converted security from previously issued SunTrust preferred stock. Each outstanding share of SunTrust perpetual preferred stock was converted into the right to receive one share of an applicable newly issued series of Truist preferred stock having substantially the same terms as such share of SunTrust preferred stock.
(2)Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.79161%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.530%.
(3)Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.90661%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.645%.
(4)Dividend rate is the greater of 3-month SOFR plus 3.36361%. From June 15, 2022 to the transition to SOFR, the dividend rate was of 3-month LIBOR plus 3.102%. Prior to June 15, 2022, fixed dividend rate of 5.05%.
(5)Fixed dividend rate will reset on December 15, 2027, then dividend rate will be 3-month SOFR plus 3.04761%.
(6)Fixed dividend rate will reset on September 1, 2024, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 3.003%.
(7)Fixed dividend rate will reset on December 1, 2025, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 4.605%.
(8)Fixed dividend rate will reset on September 1, 2030, and on each following tenth anniversary of the reset date to the ten-year U.S. Treasury rate plus 4.349%.
(9)Dividend payments became quarterly on September 15, 2022.
(10)Dividend payments become quarterly after dividend rate reset.